ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND ASSOCIATES

As of December 31, 2023, details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities

Meiwu Technology Company Limited (“Meiwu” or the “Company”, formerly known as Wunong Net Technology Company Limited)	December 4, 2018	British Virgin Islands	Parent	Holding Company

Shenzhen Vande Technology Co., Limited (“Vande”)	April 6, 2017	Hong Kong	100	Holding Company

Magnum International Holdings Limited (“Yundian BVI”)	July 30, 2021	British Virgin Islands	100	Holding Company

Mahaotiaodong Information Technology Company Limited (“Mahao BVI”)	December 29, 2021	British Virgin Islands	100	Holding Company

Xinfuxin International Holdings Limited (“Yuanxing BVI”)	June 27, 2018	British Virgin Islands	100	Holding Company

Guo Gang Tong Trade (Shenzhen) Co., Ltd (“WFOE”)	December 28, 2018	Shenzhen, China	100	Holding Company

Yun Tent Technology Company Limited (“YunTent”)	August 10, 2021	Hong Kong	100% owned by Yundian BVI	Holding Company

DELIMOND Limited (“DELIMOND”)	January 3, 2019	Hong Kong	100% owned by Mahao BVI	Holding Company

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS BACKGROUND (CONTINUED)

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities

Antai Medical Limited (“Antai”)	January 20, 2017	Hong Kong	100% owned by Yuanxing BVI	Holding Company

Dalian Yundian Zhiteng Technology Company Limited (“Yundian”)	April 8, 2020	Dalian, China	100% owned by YunTent	Technology service

Code Beating (Xiamen) Technology Company Limited (“Code Beating”)	May 21, 2020	Xiamen, China	100% owned by DELIMOND	Short messages service

Hunan Yuanxing Chanrong Technology Co., Ltd (“Yuanxing”)	April 25, 2019	Chenzhou, China	100% owned by Antai	Technology service, fruits and frozen products sales

Meiwu Zhishi Technology (Shenzhen) Co., Ltd (“Meiwu Shenzhen”, formerly known as Wunong Technology (Shenzhen) Co., Ltd)	June 16, 2015	Shenzhen, China	VIE	An electronic online platform designed to provide primarily Clean Food to customers in China

Meiwu Catering Chain Management (Shenzhen) Co., Ltd (“Meiwu Catering”, formerly known as Wunong Catering Chain Management (Shenzhen) Co., Ltd)	November 27, 2018	Shenzhen, China	100% owned by Meiwu Shenzhen	Restaurant service, food sales

Wude Agricultural Technology (Shanghai) Co., Ltd (“Wude Shanghai”)	September 29, 2020	Shanghai, China	51% owned by Meiwu Shenzhen	Food selling, agricultural products purchase and wholesale

Heme Brand Chain Management (Shenzhen) Co., Ltd. (“Heme Shenzhen”)	May 12, 2022	Shenzhen, China	100% owned by Meiwu Shenzhen	Drink sales

Heme Catering Management (Shenzhen) Co., Ltd (“Heme Catering”)	July 22, 2022	Shenzhen, China	100% owned by Heme Shenzhen	Drink sales

Shenzhen Jiayuan Liquor Sales Co., Ltd. (“Shenzhen Jiayuan”)	May 4, 2023	Shenzhen, China	70% owned by Meiwu Shenzhen	Alcohol sales